Property, Plant and Equipment Additional Information (Details) - EUR (€) € in Millions	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment acquired	€ 32.0	€ 50.3